Related Party Transactions (Narrative from 10K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Sep. 30, 2012
Interest income	$ 594
Balance due on note receivable	150,000
Third party investors purchased shares				336,000
Purchase value of shares				168,000
Company purchased shares				264,000
Company purchased shares value				132,000
Allowance for account receivable	502,315
Account Receivable Net Of Allowance	270,478	772,793	270,478
Interest expense on notes	2,393	2,393
Principal balance due on notes payable	25,000
Unauthorized borrowings		14,876
CEO [Member]
Interest income	1,867
Officer [Member]
Interest income	$ 210